American Century Investments®
Quarterly Portfolio Holdings
Avantis® Real Estate ETF (AVRE)
May 31, 2023

Avantis Real Estate ETF - Schedule of Investments
MAY 31, 2023 UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Data Center REITs — 6.5%
Digital Realty Trust, Inc.	52,583	5,387,654
Equinix, Inc.	17,649	13,158,212
Keppel DC REIT	202,200	312,481
		18,858,347
Diversified REITs — 8.5%
Abacus Property Group	115,838	193,524
Abrdn Property Income Trust Ltd.	65,524	39,748
AEW UK REIT PLC(1)	33,162	40,015
Alarko Gayrimenkul Yatirim Ortakligi AS	26,048	72,280
Alexander & Baldwin, Inc.	13,550	248,236
Argosy Property Ltd.	95,355	62,515
Balanced Commercial Property Trust Ltd.	163,084	162,426
British Land Co. PLC	257,771	1,103,027
Broadstone Net Lease, Inc.	36,535	572,869
Centuria Capital Group	104,600	121,611
Charter Hall Group	115,860	843,428
Charter Hall Long Wale REIT	170,738	478,494
Cromwell European Real Estate Investment Trust	7,000	12,198
Custodian Property Income Reit PLC	112,298	127,113
D&D Platform REIT Co. Ltd.	102	254
Daiwa House REIT Investment Corp.	501	1,051,234
Essential Properties Realty Trust, Inc.	31,928	764,037
Fibra Uno Administracion SA de CV	817,166	1,191,864
GPT Group	570,214	1,553,256
Growthpoint Properties Australia Ltd.	56,559	112,103
Growthpoint Properties Ltd.	1,189,389	702,788
H&R Real Estate Investment Trust	43,102	321,638
Hankyu Hanshin REIT, Inc.(1)	168	170,502
Heiwa Real Estate REIT, Inc.(1)	205	223,008
Hulic Reit, Inc.	210	239,019
Industrials REIT Ltd.	35,096	72,842
Is Gayrimenkul Yatirim Ortakligi AS(2)	286,412	123,211
Kiler Gayrimenkul Yatirim Ortakligi AS(2)	195,218	22,137
Land Securities Group PLC	156,906	1,178,805
LXI REIT PLC	385,519	472,234
Marimo Regional Revitalization REIT, Inc.	39	36,479
Menivim- The New REIT Ltd.	144,661	60,314
Merlin Properties Socimi SA	115,729	954,019
Mirvac Group	1,166,080	1,743,969
Mori Trust Reit, Inc.	524	270,272
Nomura Real Estate Master Fund, Inc.	1,087	1,277,783
NTT UD REIT Investment Corp.	363	336,161
Nurol Gayrimenkul Yatirim Ortakligi AS(2)	26,321	6,803
Ozak Gayrimenkul Yatirim Ortakligi(2)	186,214	110,878
Peker Gayrimenkul Yatirim Ortakligi AS(2)	161,987	52,726
PRO Real Estate Investment Trust	5,016	18,882
Redefine Properties Ltd.	1,734,411	274,077
Reit 1 Ltd.	75,674	312,485
SA Corporate Real Estate Ltd.	330,610	30,359

Schroder Real Estate Investment Trust Ltd.	108,727	57,790
Sekisui House Reit, Inc.	658	375,225
Sella Capital Real Estate Ltd.	606	1,185
Shinhan Seobu T&D REIT Co. Ltd.	3,981	10,829
SK REITs Co. Ltd.	21,485	82,984
Stockland	730,615	2,023,494
Stride Property Group	42,857	35,078
Tokaido REIT, Inc.	35	29,910
Tokyu REIT, Inc.	219	293,445
UK Commercial Property REIT Ltd.	99,353	65,323
United Urban Investment Corp.(1)	916	972,405
WP Carey, Inc.	41,810	2,899,942
XYMAX REIT Investment Corp.	42	33,076
Ziraat Gayrimenkul Yatirim Ortakligi AS	193,481	41,564
		24,683,873
Health Care REITs — 7.0%
Aedifica SA	8,919	599,206
Assura PLC	863,749	516,418
CareTrust REIT, Inc.	21,605	419,137
Cofinimmo SA(1)	9,477	736,421
Community Healthcare Trust, Inc.	5,060	165,968
First Real Estate Investment Trust	290,300	54,812
Health Care & Medical Investment Corp.	134	155,387
Healthcare Realty Trust, Inc., Class A	58,836	1,094,938
Healthpeak Properties, Inc.	111,724	2,230,011
Impact Healthcare Reit PLC	70,895	89,587
LTC Properties, Inc.	11,511	369,618
National Health Investors, Inc.	13,087	681,963
NorthWest Healthcare Properties Real Estate Investment Trust	839	4,623
Omega Healthcare Investors, Inc.	54,690	1,630,309
Parkway Life Real Estate Investment Trust	101,800	270,203
Physicians Realty Trust	46,506	635,272
Primary Health Properties PLC	5,684	7,045
Universal Health Realty Income Trust	3,044	132,962
Ventas, Inc.	82,540	3,560,776
Vital Healthcare Property Trust	97,789	134,865
Welltower, Inc.	92,740	6,919,331
		20,408,852
Hotel & Resort REITs — 2.6%
Apple Hospitality REIT, Inc.	47,585	691,410
CapitaLand Ascott Trust	601,000	471,136
CDL Hospitality Trusts	221,900	190,348
DiamondRock Hospitality Co.	35,880	281,658
Far East Hospitality Trust	221,700	97,427
Frasers Hospitality Trust	139,500	48,492
Hoshino Resorts REIT, Inc.	53	260,381
Host Hotels & Resorts, Inc.	153,711	2,551,603
Hotel Property Investments Ltd.	38,510	85,908
Invincible Investment Corp.	1,493	634,921
Japan Hotel REIT Investment Corp.	1,161	658,813
Ryman Hospitality Properties, Inc.	11,425	1,048,015
Sunstone Hotel Investors, Inc.	43,727	431,585
		7,451,697
Industrial REITs — 18.6%
AIMS APAC REIT	107,000	103,346

Americold Realty Trust, Inc.	48,826	1,430,602
CapitaLand Ascendas REIT	991,900	1,979,673
Centuria Industrial REIT	174,247	356,789
CRE Logistics REIT, Inc.	136	186,674
Dexus Industria REIT	44,211	81,629
Dream Industrial Real Estate Investment Trust	38,405	391,547
EastGroup Properties, Inc.	10,416	1,714,578
Equites Property Fund Ltd.	158,833	96,795
ESR Kendall Square REIT Co. Ltd.	32,025	100,450
ESR-LOGOS REIT	1,358,727	331,867
FIBRA Macquarie Mexico	252,079	424,098
First Industrial Realty Trust, Inc.	26,143	1,358,913
Frasers Logistics & Commercial Trust	601,500	551,105
GLP J-Reit	855	906,944
Goodman Group	386,874	4,935,889
Goodman Property Trust	276,747	356,462
Granite Real Estate Investment Trust	7,652	449,030
Indus Realty Trust, Inc.	866	57,849
Industrial & Infrastructure Fund Investment Corp.	487	559,213
Innovative Industrial Properties, Inc.	6,432	425,155
Japan Logistics Fund, Inc.	212	496,509
LaSalle Logiport REIT	446	537,225
LondonMetric Property PLC	223,627	501,229
LXP Industrial Trust	60,144	621,889
Mapletree Industrial Trust	455,200	763,800
Mapletree Logistics Trust(1)	913,800	1,120,897
Mitsubishi Estate Logistics REIT Investment Corp.	98	305,465
Mitsui Fudosan Logistics Park, Inc.	116	417,635
Montea NV	3,291	267,548
Nexus Industrial REIT	8,967	55,553
Nippon Prologis REIT, Inc.(1)	471	986,891
Prologis Property Mexico SA de CV	186,367	625,086
Prologis, Inc.	166,599	20,749,906
Rexford Industrial Realty, Inc.	42,684	2,323,717
Reysas Gayrimenkul Yatirim Ortakligi AS(2)	31,603	18,167
Sabana Industrial Real Estate Investment Trust	29,600	9,402
Segro PLC	261,046	2,594,784
SF Real Estate Investment Trust	22,000	7,728
SOSiLA Logistics REIT, Inc.	143	139,506
STAG Industrial, Inc.	33,655	1,171,194
Terreno Realty Corp.	18,173	1,114,550
TF Administradora Industrial S de Real de CV	251,576	459,518
Tritax Big Box REIT PLC	365,884	638,238
Urban Logistics REIT PLC	99,048	167,186
Warehouse Reit PLC	95,582	120,104
Warehouses De Pauw CVA, CVA	40,731	1,145,886
		54,158,221
Multi-Family Residential REITs — 9.8%
Advance Residence Investment Corp.	300	770,376
Altarea SCA	1,699	214,712
Apartment Income REIT Corp.	19,471	675,449
AvalonBay Communities, Inc.	27,951	4,862,915
Boardwalk Real Estate Investment Trust	5,454	242,829
BSR Real Estate Investment Trust	4,380	53,302
Camden Property Trust	21,010	2,194,915

Canadian Apartment Properties REIT	20,237	731,215
Care Property Invest NV(1)	10,727	144,737
Comforia Residential REIT, Inc.	185	449,248
Daiwa Securities Living Investments Corp.	474	405,075
Elme Communities	20,492	309,634
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	614,123	210,570
Empiric Student Property PLC	162,469	183,028
Equity Residential	75,240	4,574,592
Essex Property Trust, Inc.	10,974	2,371,042
Home Invest Belgium SA	3,774	71,891
Independence Realty Trust, Inc.	36,941	637,971
Ingenia Communities Group	99,902	272,808
InterRent Real Estate Investment Trust	19,403	187,670
Irish Residential Properties REIT PLC	202,029	215,126
Kenedix Residential Next Investment Corp.	199	305,244
Killam Apartment Real Estate Investment Trust	13,451	173,401
Mid-America Apartment Communities, Inc.	23,083	3,394,586
Minto Apartment Real Estate Investment Trust	3,066	33,156
Nippon Accommodations Fund, Inc.	142	690,568
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	4,554	534
Starts Proceed Investment Corp.	38	64,440
UDR, Inc.	69,469	2,755,835
UNITE Group PLC	94,225	1,051,203
Veris Residential, Inc.(2)	15,969	258,059
Xior Student Housing NV	1,161	34,711
		28,540,842
Office REITs — 6.1%
Alexandria Real Estate Equities, Inc.	32,927	3,735,897
Allied Properties Real Estate Investment Trust	11,588	189,676
alstria office REIT AG	17,610	94,364
AREIT, Inc.	153,710	90,333
Centuria Office REIT	53,513	49,939
Champion REIT	459,000	166,409
Cousins Properties, Inc.	28,068	559,115
Daiwa Office Investment Corp.(1)	136	565,718
Derwent London PLC	33,987	911,195
Dexus	254,893	1,360,927
Embassy Office Parks REIT	131,808	490,563
GDI Property Group Partnership	95,468	43,780
Gecina SA	22,860	2,347,977
Great Portland Estates PLC	74,103	446,666
Halk Gayrimenkul Yatirim Ortakligi AS(2)	160,537	32,876
Ichigo Office REIT Investment Corp.	120	78,074
Japan Excellent, Inc.	365	326,468
Japan Prime Realty Investment Corp.	185	476,378
Japan Real Estate Investment Corp.	361	1,372,387
JR Global Reit	42,359	144,939
Kenedix Office Investment Corp.	41	92,904
Keppel REIT	423,900	272,768
Mindspace Business Parks REIT	21,671	79,981
Mori Hills REIT Investment Corp.	357	394,648
Nippon Building Fund, Inc.	443	1,773,136
NSI NV	5,151	109,936
Orix JREIT, Inc.	868	1,162,167
Postal Realty Trust, Inc., Class A	2,090	30,681

Precinct Properties New Zealand Ltd.	391,096	283,603
Prosperity REIT	8,000	1,686
Real Commercial REIT, Inc.	345,800	35,947
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	99,359	15,199
Workspace Group PLC	13,290	83,270
		17,819,607
Other Specialized REITs — 3.7%
Arena REIT	81,118	196,185
Automotive Properties Real Estate Investment Trust	3,696	31,011
Charter Hall Social Infrastructure REIT	97,705	186,120
Farmland Partners, Inc.(1)	9,024	102,422
Four Corners Property Trust, Inc.	16,476	423,433
Gaming & Leisure Properties, Inc.	45,978	2,213,381
Koramco Energy Plus Reit	8,499	35,348
Lamar Advertising Co., Class A	17,505	1,573,349
Power REIT(2)	305	592
Rural Funds Group	90,996	106,510
VICI Properties, Inc.	196,575	6,080,065
		10,948,416
Retail REITs — 16.5%
Acadia Realty Trust	18,304	235,572
AEON REIT Investment Corp.	300	345,585
Agree Realty Corp.	20,395	1,315,273
BWP Trust	166,516	403,973
CapitaLand Integrated Commercial Trust	1,510,200	2,233,711
Carmila SA	23,434	349,884
Charter Hall Retail REIT	172,177	416,348
Choice Properties Real Estate Investment Trust	42,290	422,433
Crombie Real Estate Investment Trust	9,941	104,719
CT Real Estate Investment Trust	13,235	146,438
Eurocommercial Properties NV	14,479	330,942
Federal Realty Investment Trust	16,518	1,456,888
First Capital Real Estate Investment Trust	22,796	250,378
Frasers Centrepoint Trust	238,500	375,662
Frontier Real Estate Investment Corp.	145	512,808
Fukuoka REIT Corp.	154	180,144
Getty Realty Corp.	10,464	358,601
Hamborner REIT AG	54,627	388,308
HMC Capital Ltd.	14,237	40,695
HomeCo Daily Needs REIT	381,987	296,563
Hyprop Investments Ltd.	134,986	206,998
InvenTrust Properties Corp.	12,440	267,336
Japan Metropolitan Fund Invest	2,022	1,429,777
Kimco Realty Corp.	122,369	2,249,142
Kite Realty Group Trust	47,340	920,290
Kiwi Property Group Ltd.	1,946	1,067
Klepierre SA	94,194	2,140,456
Lendlease Global Commercial REIT	430,254	211,583
Link REIT	656,528	3,817,707
LOTTE Reit Co. Ltd.	50,158	147,851
Mapletree Pan Asia Commercial Trust	571,900	697,826
Mercialys SA	32,384	260,417
NETSTREIT Corp.	10,688	186,506
NNN REIT, Inc.	38,324	1,630,303

PARAGON REIT	381,500	270,924
Phillips Edison & Co., Inc.	24,962	724,148
Primaris Real Estate Investment Trust	13,706	127,115
Realty Income Corp.	133,079	7,910,216
Regency Centers Corp.	36,680	2,063,984
Region RE Ltd.	307,867	502,437
Resilient REIT Ltd.	84,861	172,621
Retail Estates NV	2,984	204,872
RioCan Real Estate Investment Trust	44,020	649,194
Sasseur Real Estate Investment Trust	103,400	56,992
Shaftesbury Capital PLC	327,907	490,726
Simon Property Group, Inc.	61,206	6,435,811
SITE Centers Corp.	39,490	470,721
SmartCentres Real Estate Investment Trust	14,707	274,531
Spirit Realty Capital, Inc.	23,016	899,005
Starhill Global REIT	345,400	130,212
Supermarket Income REIT PLC	292,391	290,414
Tanger Factory Outlet Centers, Inc.	8,893	181,150
Urstadt Biddle Properties, Inc., Class A	7,315	141,545
Vastned Retail NV	1	21
Vicinity Ltd.	992,877	1,197,524
Vukile Property Fund Ltd.	222,333	139,480
Waypoint REIT Ltd.	215,025	373,243
Wereldhave NV(1)	5,973	87,605
		48,126,675
Self Storage REITs — 6.4%
Big Yellow Group PLC	44,487	638,622
CubeSmart	44,516	1,978,291
Extra Space Storage, Inc.	23,834	3,438,531
Life Storage, Inc.	17,528	2,232,892
National Storage Affiliates Trust	11,884	435,073
National Storage REIT	227,391	372,534
Public Storage	31,338	8,878,055
Safestore Holdings PLC	55,300	644,312
Stor-Age Property REIT Ltd.(1)	62,348	39,900
		18,658,210
Single-Family Residential REITs — 3.9%
American Homes 4 Rent, Class A	56,866	1,949,367
Equity LifeStyle Properties, Inc.	37,161	2,347,460
Flagship Communities REIT	541	8,147
Invitation Homes, Inc.	109,686	3,716,162
PRS REIT PLC	137,637	147,132
Sun Communities, Inc.	25,380	3,213,869
		11,382,137
Telecom Tower REITs — 10.2%
American Tower Corp.	90,240	16,643,866
Crown Castle, Inc.	76,225	8,629,432
SBA Communications Corp.	20,761	4,604,375
		29,877,673
TOTAL COMMON STOCKS (Cost $322,893,210)		290,914,550
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	301,052	301,052

State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,483,466	2,483,466
TOTAL SHORT-TERM INVESTMENTS (Cost $2,784,518)		2,784,518
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $325,677,728)		293,699,068
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,095,836)
TOTAL NET ASSETS — 100.0%		$291,603,232

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,181,540. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,347,762, which includes securities collateral of $864,296.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$18,545,866	$312,481	—
Diversified REITs	4,485,084	20,198,789	—
Health Care REITs	17,840,285	2,568,567	—
Hotel & Resort REITs	5,004,271	2,447,426	—
Industrial REITs	30,968,353	23,189,868	—
Multi-Family Residential REITs	22,034,998	6,505,844	—
Office REITs	4,325,693	13,493,914	—
Other Specialized REITs	10,393,242	555,174	—
Retail REITs	27,446,491	20,680,184	—
Self Storage REITs	16,962,842	1,695,368	—
Single-Family Residential REITs	11,226,858	155,279	—
Other REITs	29,877,673	—	—
Short-Term Investments	2,784,518	—	—
	$201,896,174	$91,802,894	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.